SHORT-TERM BORROWINGS - Additional Information (Details) $ in Millions					1 Months Ended			6 Months Ended			12 Months Ended
	May 29, 2020 USD ($)	May 29, 2020 CNY (¥)	Feb. 21, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2016 HKD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2020 CNY (¥)	May 29, 2020 CNY (¥)	Feb. 21, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 24, 2015 USD ($)
SHORT-TERM BORROWINGS
Long-term borrowings due within one year											$ 4,542,584		¥ 31,624,560					¥ 31,624,560
Initial deposit for joint venture arrangement					$ 5,000,000					¥ 34,881,000	5,010,342	¥ 34,881,000	0	¥ 0
Interest payable								$ 894,600			771,630		¥ 15,298,961		¥ 6,320,440			5,371,931
Repayment of the principal and interest by cash	$ 44,600,000	¥ 315,900,000
Repayment of the principal and interest by ordinary shares	7,600,000															¥ 53,600,000
Repayments of convertible notes and interest-free loan	52,200,000	369,500,000						(44,708,992)	¥ (315,873,493)	¥ 0
Joint venture to manufacture, market, distribute and sell electric cars
SHORT-TERM BORROWINGS
Initial deposit for joint venture arrangement						$ 5,000,000
Maximum | Joint venture to manufacture, market, distribute and sell electric cars
SHORT-TERM BORROWINGS
Committed capital investment in joint venture						$ 600,000,000
L&A International Holding Limited
SHORT-TERM BORROWINGS
Line of credit annual interest rate							2.00%
Share received related to payment of service fee | shares							769,481,940
Conversion ratio basis							One-to-five stock split
Line of credit amount							$ 92.3	12,800,000			13,000,000				90,600,000			88,000,000
Line of credit , duration							24 months
Amount of shares pledged | shares							417,440,000
12% Convertible Senior Notes Due 2018
SHORT-TERM BORROWINGS
Line of credit annual interest rate																					12.00%
Bank borrowing amount																					$ 40,050,000
Repayment of the principal and interest by cash	44,600,000	¥ 315,900,000	$ 44,600,000	¥ 315,900,000
Repayment of the principal and interest by ordinary shares	$ 7,600,000		$ 7,600,000													¥ 53,600,000	¥ 53,600,000
Repayments of convertible notes and interest-free loan								52,200,000	¥ 369,500,000
Entrusted Bank Borrowing Agreement
SHORT-TERM BORROWINGS
Line of credit annual interest rate													12.00%
Bank borrowing amount																			$ 4,600,000	¥ 31,600,000
Long-term borrowings due within one year											6,000,000			¥ 43,000,000
Interest payable								$ 900,000			1,600,000				¥ 6,300,000			11,400,000
Entrusted Bank Borrowing Agreement | L&A International Holding Limited
SHORT-TERM BORROWINGS
Interest payable											$ 800,000							¥ 5,400,000